Significant Accounting Policies and Recent Accounting Pronouncements, Accounts Receivable Trade, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts	$ 4,823	$ 0	$ 0